New standards and amendments and interpretations of existing standards (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Provision For Additional Estimated Credit Losses On January [Abstract]
Credit portfolio	R$ 3,829 [1]
Securities	842
Total gross additional provisions	R$ 4,671

[1]	Includes commitments and financial guarantees provided